Income Taxes (Details) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Income Taxes Details
Deferred Tax Assets	$ 22,100	$ 14,560
Less : Valuation Allowance	22,100	14,560
Net Deferred Tax Assets